Summary of Significant Accounting Policies (Details Narrative) - USD ($)		3 Months Ended	9 Months Ended		12 Months Ended
	Feb. 17, 2016	Dec. 31, 2018	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Operating Loss Carryforwards [Line Items]
Estimated useful lives	5 years	1 year 3 months	5 years		5 years
Earnings per share, potentially dilutive securities			10,000,000		10,000,000	10,000,000
Advertising and promotion expenses			$ 158,715	$ 1,514	$ 3,447	$ 14,080
Corporate income tax rate			21.00%		21.00%
U S Tax Reform Act [Member]
Operating Loss Carryforwards [Line Items]
Income tax description					On March 22, 2017, tax reform legislation known as the Tax Cuts and Jobs Act (the “U.S. Tax Reform Act”) was enacted in the United States. The U.S. Tax Reform Act, among other things, reduced the U.S. corporate income tax rate from 35% to 21% beginning in 2018.